Sep. 30, 2021
Federated Hermes Municipal Bond Fund, Inc.CLASS A SHARES (TICKER LMSFX) INSTITUTIONAL SHARES (TICKER LMBIX)SUPPLEMENT TO CURRENT SUMMARY PROSPECTUS AND PROSPECTUSEach of the Federated Hermes Funds listed in the table below has entered into an Agreement and Plan of Reorganization (each an “Agreement”) providing for: (i) the acquisition of all or substantially all of the assets of the corresponding Hancock Horizon Fund listed in the table below (which offers the classes listed in the table below) (the “Hancock Shares”) in exchange solely for shares of each corresponding Federated Hermes Fund (the “Federated Hermes Shares”); (ii) the distribution of the Federated Hermes Shares to the holders of the corresponding outstanding Hancock Shares; and (iii) the liquidation and termination of the Hancock Horizon Funds upon the terms and conditions set forth in the Agreement (each a “Reorganization”).The above-described Reorganizations were approved by the Hancock Horizon Funds’ shareholders at a special meeting of shareholders held on September 10, 2021, and the Reorganizations became effective at 4:00 p.m. Eastern time on September 24, 2021. Accordingly, the “Termination Date” of the voluntary waiver and/or reimbursement of expenses described in the footnote to the table in the section entitled “Risk/Return Summary: Fees and Expenses” shall be changed to the later of: (a) November 1, 2022; or (b) the date of the next effective Prospectus of each Federated Hermes Fund.Hancock Horizon Funds(each a series of The Advisors’Inner Circle Fund II)Federated Hermes FundHancock Horizon LouisianaTax-Free Income FundFederated Hermes MunicipalBond Fund, Inc.Institutional Class SharesInstitutional SharesInvestor Class SharesClass A SharesHancock Horizon MississippiTax-Free Income FundFederated Hermes MunicipalBond Fund, Inc.Institutional Class SharesInstitutional SharesInvestor Class SharesClass A SharesSeptember 29, 2021Federated Hermes Municipal Bond Fund, Inc. Federated Hermes Funds 4000 Ericsson Drive Warrendale, PA 15086-7561Contact us at FederatedInvestors.com or call 1-800-341-7400.Federated Securities Corp., DistributorQ455544 (9/21)© 2021 FederatedHermes, Inc.